SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Net Sales	$ 364,556	$ 380,693	$ 1,018,561	$ 1,071,658
Cost of goods sold	161,439	173,856	445,620	502,758
Gross Profit	203,117	206,837	572,941	568,900
Selling, general & administrative expenses	203,398	211,685	643,707	634,521
Impairment of intangible assets		814		814
Operating Income (Loss)	(281)	(5,662)	(70,766)	(66,435)
Other (expense) income, net	(1,038)	16,818	1,479	(7,077)
Gain on sale of trademarks, net		15,600		15,600
(Loss) gain on extinguishment of debt, net	(3,023)		(8,669)	6,547
Interest (expense) income, net	(13,228)	(15,834)	(37,836)	(42,908)
(Loss) Income Before Provision for Income Taxes	(17,570)	10,922	(115,792)	(94,273)
Provision (benefit) for income taxes	1,823	3,919	4,882	5,605
(Loss) Income from Continuing Operations	(19,393)	7,003	(120,674)	(99,878)
Discontinued operations, net of income taxes	592	(221,637)	(10,865)	(300,997)
Net (Loss) Income	(18,801)	(214,634)	(131,539)	(400,875)
Parent Company Issuer
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Net Sales	8,423	14,004	18,401	53,565
Cost of goods sold	4,818	11,112	12,379	41,762
Gross Profit	3,605	2,892	6,022	11,803
Selling, general & administrative expenses	1,088	164,021	2,971	214,835
Operating Income (Loss)	2,517	(161,129)	3,051	(203,032)
Other (expense) income, net	(126)	16,242	943	(9,683)
Equity in (losses) earnings of consolidated subsidiaries - continuing operations	(5,674)	170,036	(78,616)	151,562
(Loss) gain on extinguishment of debt, net	(3,023)		(8,669)	6,547
Interest (expense) income, net	(13,132)	(18,126)	(37,362)	(44,451)
(Loss) Income Before Provision for Income Taxes	(19,438)	7,023	(120,653)	(99,057)
Provision (benefit) for income taxes	(45)	20	21	821
(Loss) Income from Continuing Operations	(19,393)	7,003	(120,674)	(99,878)
Discontinued operations, net of income taxes	972	160,805	705	158,678
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	(380)	(382,442)	(11,570)	(459,675)
Net (Loss) Income	(18,801)	(214,634)	(131,539)	(400,875)
Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Net Sales	335,724	349,545	954,520	972,043
Cost of goods sold	147,005	155,115	412,685	442,325
Gross Profit	188,719	194,430	541,835	529,718
Selling, general & administrative expenses	191,215	210,556	605,084	574,480
Impairment of intangible assets		655		655
Operating Income (Loss)	(2,496)	(16,781)	(63,249)	(45,417)
Other (expense) income, net	(433)	(123)	117	151
Equity in (losses) earnings of consolidated subsidiaries - continuing operations	(2,458)	5,755	(7,865)	17,689
Gain on sale of trademarks, net		15,600		15,600
Interest (expense) income, net	33	4,241	(72)	3,952
(Loss) Income Before Provision for Income Taxes	(5,354)	8,692	(71,069)	(8,025)
Provision (benefit) for income taxes	1,627	2,356	4,167	5,961
(Loss) Income from Continuing Operations	(6,981)	6,336	(75,236)	(13,986)
Discontinued operations, net of income taxes	56	22,722	(6,093)	16,303
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	2,926	(402,747)	2,737	(466,584)
Net (Loss) Income	(3,999)	(373,689)	(78,592)	(464,267)
Non-Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Net Sales	20,409	17,144	45,640	46,050
Cost of goods sold	9,616	7,629	20,556	18,671
Gross Profit	10,793	9,515	25,084	27,379
Selling, general & administrative expenses	11,095	47,469	35,652	55,567
Impairment of intangible assets		159		159
Operating Income (Loss)	(302)	(38,113)	(10,568)	(28,347)
Other (expense) income, net	(479)	699	419	2,455
Interest (expense) income, net	(129)	(1,949)	(402)	(2,409)
(Loss) Income Before Provision for Income Taxes	(910)	(39,363)	(10,551)	(28,301)
Provision (benefit) for income taxes	241	1,543	694	(1,177)
(Loss) Income from Continuing Operations	(1,151)	(40,906)	(11,245)	(27,124)
Discontinued operations, net of income taxes	(436)	(405,164)	(5,477)	(475,978)
Net (Loss) Income	(1,587)	(446,070)	(16,722)	(503,102)
Eliminations
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Selling, general & administrative expenses		(210,361)		(210,361)
Operating Income (Loss)		210,361		210,361
Equity in (losses) earnings of consolidated subsidiaries - continuing operations	8,132	(175,791)	86,481	(169,251)
(Loss) Income Before Provision for Income Taxes	8,132	34,570	86,481	41,110
(Loss) Income from Continuing Operations	8,132	34,570	86,481	41,110
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	(2,546)	785,189	8,833	926,259
Net (Loss) Income	$ 5,586	$ 819,759	$ 95,314	$ 967,369